PLANT EQUIPMENT AND MINING PROPERTIES (Details) - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Mining Property [Member]
Statement [Line Items]
Beginning Balance	$ 13,038,000	$ 13,149,000
Additions/ Transfers	1,649,000	(113,000)
Writendowns	0
Effect Of Movements In Exchange Rates	0	2,000
Ending Balance	14,687,000	13,038,000
Accumulated Depletion And Depreciation, Beginning Balance	8,856,000	8,643,000
Accumulated Depletion And Depreciation, Additions / Transfers	250,000	213,000
Accumulated Depletion And Depreciation, Effect Of Movements In Exchange Rates		0
Accumulated Depletion And Depreciation, Wrritedowns	0
Accumulated Depletion And Depreciation, Ending Balance	9,106,000	8,856,000
Net book value, Beginning	4,506,000
Net book value, Ending	5,581,000	4,182,000
Computer equipment [member]
Statement [Line Items]
Beginning Balance	335,000	347,000
Additions/ Transfers	441,000	(12,000)
Writendowns	0
Effect Of Movements In Exchange Rates	(2,000)	0
Ending Balance	774,000	335,000
Accumulated Depletion And Depreciation, Beginning Balance	267,000	256,000
Accumulated Depletion And Depreciation, Additions / Transfers	331,000	11,000
Accumulated Depletion And Depreciation, Effect Of Movements In Exchange Rates		0
Accumulated Depletion And Depreciation, Wrritedowns	0
Accumulated Depletion And Depreciation, Ending Balance	598,000	267,000
Net book value, Beginning	91,000
Net book value, Ending	176,000	68,000
Mill machinery and processing equipment [Member]
Statement [Line Items]
Beginning Balance	18,613,000	17,483,000
Additions/ Transfers	4,781,000	1,130,000
Writendowns	(100,000)
Effect Of Movements In Exchange Rates	0	0
Ending Balance	23,294,000	18,613,000
Accumulated Depletion And Depreciation, Beginning Balance	6,667,000	5,297,000
Accumulated Depletion And Depreciation, Additions / Transfers	146,000	1,370,000
Accumulated Depletion And Depreciation, Effect Of Movements In Exchange Rates		0
Accumulated Depletion And Depreciation, Wrritedowns	(80,000)
Accumulated Depletion And Depreciation, Ending Balance	6,733,000	6,667,000
Net book value, Beginning	12,186,000
Net book value, Ending	16,561,000	11,946,000
Buildings and construction in process [Member]
Statement [Line Items]
Beginning Balance	11,778,000	11,263,000
Additions/ Transfers	2,907,000	508,000
Writendowns	0
Effect Of Movements In Exchange Rates	8,000	7,000
Ending Balance	14,693,000	11,778,000
Accumulated Depletion And Depreciation, Beginning Balance	1,896,000	1,624,000
Accumulated Depletion And Depreciation, Additions / Transfers	1,133,000	272,000
Accumulated Depletion And Depreciation, Effect Of Movements In Exchange Rates		0
Accumulated Depletion And Depreciation, Wrritedowns	0
Accumulated Depletion And Depreciation, Ending Balance	3,029,000	1,896,000
Net book value, Beginning	9,639,000
Net book value, Ending	11,664,000	9,882,000
Plant, Eqipment and mining properties [Member]
Statement [Line Items]
Beginning Balance	58,599,000	55,760,000
Additions/ Transfers	12,346,000	2,829,000
Writendowns	(1,792,000)
Effect Of Movements In Exchange Rates	(12,000)	10,000
Ending Balance	69,141,000	58,599,000
Accumulated Depletion And Depreciation, Beginning Balance	22,924,000	20,914,000
Accumulated Depletion And Depreciation, Additions / Transfers	3,623,000	2,010,000
Accumulated Depletion And Depreciation, Effect Of Movements In Exchange Rates		0
Accumulated Depletion And Depreciation, Wrritedowns	(1,462,000)
Accumulated Depletion And Depreciation, Ending Balance	25,085,000	22,924,000
Net book value, Beginning	34,846,000
Net book value, Ending	44,056,000	35,675,000
Office Equipment Furniture And Fixtures [Member]
Statement [Line Items]
Beginning Balance	595,000	563,000
Additions/ Transfers	185,000	31,000
Writendowns	0
Effect Of Movements In Exchange Rates	(17,000)	1,000
Ending Balance	763,000	595,000
Accumulated Depletion And Depreciation, Beginning Balance	294,000	187,000
Accumulated Depletion And Depreciation, Additions / Transfers	147,000	107,000
Accumulated Depletion And Depreciation, Effect Of Movements In Exchange Rates		0
Accumulated Depletion And Depreciation, Wrritedowns	0
Accumulated Depletion And Depreciation, Ending Balance	441,000	294,000
Net book value, Beginning	376,000
Net book value, Ending	322,000	301,000
Mine Machinery And Transportation Equipment [Member]
Statement [Line Items]
Beginning Balance	14,240,000	12,955,000
Additions/ Transfers	2,383,000	1,285,000
Writendowns	(1,692,000)
Effect Of Movements In Exchange Rates	(1,000)	0
Ending Balance	14,930,000	14,240,000
Accumulated Depletion And Depreciation, Beginning Balance	4,944,000	4,907,000
Accumulated Depletion And Depreciation, Additions / Transfers	1,616,000	37,000
Accumulated Depletion And Depreciation, Effect Of Movements In Exchange Rates		0
Accumulated Depletion And Depreciation, Wrritedowns	(1,382,000)
Accumulated Depletion And Depreciation, Ending Balance	5,178,000	4,944,000
Net book value, Beginning	8,048,000
Nnet book value, Ending	$ 9,752,000	$ 9,296,000